Right-of-Use Assets - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Cash outflow in financing activities	¥ 152	¥ 132	¥ 151
Principal elements of lease payments	134	116	130
Interest paid	18	16	21
Cash outflow for leases including short-term lease	¥ 205	¥ 204	¥ 359